Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 86,899	$ 245,678	$ 246,026	$ 255,076	$ 308,330	$ 255,535
Long-term investments - warrants held	1,172		652
Long-term investments	$ 88,071		$ 246,678